Commitments and contingencies (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 26,845
Less than 1 year	14,539
1 to 3 years	12,266
3 to 5 years	40
More than 5 years	€ 0